As filed with the Securities and Exchange Commission on April 8, 1997
                                                 Securities Act File No. 333-
                                         Investment Company Act File No. 811-

==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                            -------------------

                                   FORM N-2
   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                            Pre-Effective Amendment No.              [ ]
                            Post-Effective Amendment No.             [ ]
                                  and/or
   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                            Amendment No.                            [ ]
                     (check appropriate box or boxes)

                            -------------------

                                BCD HITS TRUST
              (Exact Name of Registrant as Specified in Charter)

                            -------------------

                          C/O PUGLISI & ASSOCIATES
                              850 Library Avenue
                                  Suite 204
                            Newark, Delaware 19715
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, including Area Code: (302) 738-6680

                            -------------------

                              Donald J. Puglisi
                             Puglisi & Associates
                              850 Library Avenue
                                  Suite 204
                            Newark, Delaware 19715
                   (Name and Address of Agent for Service)

                            -------------------

                                  Copies to:
                              Bruce K. Dallas, Esq.
                              Davis Polk & Wardwell
                             450 Lexington Avenue
                            New York, New York  10017

                            -------------------

               Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

                            -------------------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective
   [ ] when declared effective pursuant to section 8(c)

If appropriate, check the following box:
   [ ] this [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
   [ ] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is _________.

             CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                                                               Proposed
                                                                             Proposed           Maximum
                                                                             Maximum           Aggregate
               Title of Securities                     Amount Being       Offering Price       Offering           Amount of
                Being Registered                        Registered        Per Share (1)        Price (1)       Registration Fee
--------------------------------------------------------------------------------------------------------------------------------
HITS representing shares of beneficial interest      1,000,000 HITS           $10.00           $10,000,000          $3,031
--------------------------------------------------------------------------------------------------------------------------------
(1) Estimated solely for the purpose of calculating the registration fee.

                            -------------------

   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

==============================================================================


                  SUBJECT TO COMPLETION, DATED APRIL 8, 1997
                                                                  [(BCD) LOGO]
                                          HITS(SM)

                                BCD HITS Trust
       (Subject to Exchange for Common Shares of (BCD Company) or Cash)

                            -------------------

     Each of the Hybrid Income Trust Securities(SM)  (the "HITS") of
BCD HITS Trust (the "Trust") offered hereby represents a proportionate share of beneficial interest in the Trust, which entitles the holder to receive an
annual distribution of $       , and will be exchanged for between      % and
100% of each type of Reference Property (or, in certain
circumstances, cash, or a combination of cash and Reference Property) upon the
conclusion of the term of the Trust on        ,200_ (the "Exchange Date").
The term "Reference Property" means initially one Common Share, par value $
       per share (the "BCD Common Stock"), of (BCD Company) (the "Company") and shall be subject to adjustment from time to time prior to the Business Day (as defined herein) immediately preceding the Exchange Date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described herein.
The annual distribution of $            per HITS is payable quarterly on each
February 15, May 15, August 15 and November 15, commencing August 15, 1997. The HITS are not subject to redemption.

     The Trust is a newly created Delaware business trust established to purchase and hold (i) a series of zero-coupon U.S. Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date and (ii) a forward purchase contract (the "Contract") with an existing stockholder (the "Contracting Stockholder") of the Company relating to the Reference Property. The Trust's investment objective is to distribute to
holders of the HITS on a quarterly basis $           per HITS and, on or
shortly after the Exchange Date, a percentage of each type of Reference Property (or, in certain circumstances, cash, or a combination of cash and Reference Property) per HITS equal to the Exchange Amount. The "Exchange Amount" is equal to: (a) if the Reference Property Value (as defined herein)
is greater than or equal to $         (the "Threshold Appreciation Price"),
    % of each type of Reference Property, (b) if the Reference Property Value is less than the Threshold Appreciation Price but greater than the Initial Price, a percentage of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate Then-Current Value (as defined herein) of such percentage as of the Exchange Date equals the Initial Price and (c) if the Reference Property Value is less than or equal to the Initial Price, 100% of each type of Reference Property. The "Initial Price"
is $        , which amount is equal to the last reported sale price of the BCD
Common Stock on [                           ] ("[                ]") on
       , 1997. Holders otherwise entitled to receive fractional units or interests of any type of Reference Property in respect of their aggregate holdings of HITS will receive cash in lieu thereof. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date the Reference Property required by the Trust in order to exchange all of the HITS on the Exchange Date in accordance with its investment objective. The obligation of the Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of such Contracting Stockholder (the "Cash Settlement Option"), in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the portion of the Reference Property otherwise deliverable in respect of which an election to exercise the Cash Settlement Option is made, cash in an amount per outstanding HITS equal to the aggregate Then-Current Value (as defined herein) of such Reference Property as of the Exchange Date. If the Contracting Stockholder elects to exercise the Cash Settlement Option, holders of the HITS will receive cash, or a combination of cash and Reference Property, on or shortly after the Exchange Date. AS DESCRIBED HEREIN, THE REFERENCE PROPERTY VALUE WILL REPRESENT A DETERMINATION OF THE VALUE OF THE REFERENCE PROPERTY IMMEDIATELY PRIOR TO THE EXCHANGE DATE. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE HITS UPON EXCHANGE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE HITS. IF THE REFERENCE PROPERTY VALUE IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE WILL BE LESS THAN THE ISSUE PRICE PAID FOR THE HITS, IN WHICH CASE AN INVESTMENT IN THE HITS
WILL RESULT IN A LOSS. See "Investment Objectives and Policies--General" and "--The Contract" and "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses".

                                                 (continued on following page)

     See "Risk Factors" commencing on page 19 for a discussion of certain factors that should be considered by prospective purchasers of the HITS offered hereby.

                            -------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        Price to         Sales          Proceeds to
                         Public        Load (1)          Trust (2)
-------------------------------------------------------------------
Per HITS............   $                $0.00         $
Total (3)...........   $                $0.00         $
-------------------------------------------------------------------

(1) The Contracting Stockholder will pay the Underwriters a Sales Load of $
          per HITS, or $           in total.  See "Underwriting" for
    information concerning indemnification of the Underwriters and other matters.
(2) Expenses of the offering, which are payable by the Contracting
    Stockholder, are estimated at approximately $               .
(3) The Trust has granted the Underwriters  a 30-day option to purchase up to additional HITS solely to cover over-allotments, if any. If the Underwriters exercise this option in full, the Price to Public will total $
            , the Sales Load will total $0.00 and the Proceeds to Trust will
    total $                 .  See "Underwriting".

                            -------------------
     The HITS are offered by the several Underwriters named herein, subject to receipt and acceptance by them and subject to their right to reject any order in whole or in part. It is expected that delivery of the HITS will be made through the facilities of The Depository Trust Company on or about
             , 1997.

---------
(SM) Service mark of Montgomery Securities

                            -------------------

                           Montgomery Securities

                                                , 1997



(continued from previous page)

     In the event of a consolidation or merger of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events, or upon the occurrence of certain defaults by the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract will be accelerated, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the assets of the Trust (including the proceeds of such liquidation and any assets received pursuant to the Contract, net of unpaid Trust expenses, if any) will be distributed pro rata to the holders of the HITS ("Holders") and the term of the Trust will expire. See "Investment Objective and Policies--The Contract--Reorganization Events Causing a Dissolution of the Trust" and "--Collateral Arrangements; Acceleration".

     Reference is made to the accompanying prospectus of the Company (the "Company Prospectus") with respect to the shares of BCD Common Stock that may be received by a Holder on or shortly after the Exchange Date or upon earlier dissolution of the Trust. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the HITS and will have no obligations with respect to the HITS. See "Risk Factors--No Affiliation Between the Trust and the Company".

     Application will be made for [listing/quotation] of the HITS on [     ].
Prior to the offering there has been no public market for the HITS. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices.
The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering. See "Risk Factors--Absence of Trading History; Marketability; Possibility of the HITS Trading at a Discount from Net
Asset Value".

     The HITS are designed to provide investors with a current distribution yield (the Company has not paid any dividends on the BCD Common Stock)
while also providing the opportunity for investors to share in the appreciation, if any, of the value of the Reference Property above the Threshold Appreciation Price. However, the opportunity for equity appreciation afforded by an investment in the HITS is less than that afforded by a direct investment in the Reference Property because the amount receivable by a Holder of a HITS upon exchange will only exceed the issue price of such HITS if the Reference Property Value exceeds the
Threshold Appreciation Price, which represents an appreciation of
    % over the Initial Price.  In addition, because each HITS will entitle the
Holder to receive only      % of each type of Reference Property if the
Reference Property Value exceeds the Threshold Appreciation Price, Holders
will be entitled to receive upon exchange only      % of any appreciation of
the value of the Reference Property above the Threshold Appreciation Price. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses".

     The HITS may be a suitable investment for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contract and the U.S. Treasury Securities held by the Trust.

     The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, except in limited circumstances described herein, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the value of the Reference Property, including the BCD Common Stock, or adverse changes in the financial condition of the issuer of any Reference Security (as defined herein), including the Company. The Trust will not be managed like a typical closed-end investment company. See "Risk Factors--No Active Portfolio Management".

     The Trust will be a grantor trust for federal income tax purposes and each Holder will be treated as the owner of its pro rata portion of the U.S. Treasury Securities and the Contract. The U.S. Treasury Securities will be treated as having "original issue discount", which Holders must recognize currently as income as it accrues. It is currently anticipated that a substantial portion of each quarterly cash distribution will be treated as a tax-free return of the Holders' costs of the U.S. Treasury Securities and therefore will not be considered current income for federal income tax purposes. Holders will not recognize income, gain, or loss upon the Trust's entry into the Contract and, although the matter is not entirely free from doubt, Holders will not recognize income with respect to the Contract prior to its settlement. Upon settlement of the Contract, Holders will recognize taxable gain or loss if cash is delivered, but, although the matter is not entirely free from doubt, Holders will not recognize gain or loss if other Reference Property is delivered. See "Certain United States Federal Income
Tax Consequences".

     This Prospectus sets forth information about the Trust that a prospective investor ought to know before investing and should be read and retained for future reference.

                            -------------------

     Certain persons participating in this Offering may engage in transactions that stabilize, maintain, or otherwise affect the price of the HITS or the BCD Common Stock. Specifically, the Underwriters may overallot in connection with the Offering, and may bid for, and purchase, HITS or shares of the BCD Common Stock in the open market. For a description of these activities, see "Underwriting".



                              PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by the more detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the information contained in this Prospectus assumes that the Underwriters' over-allotment option is not exercised. Unless the context otherwise requires, the information contained in this Prospectus assumes that on the Exchange Date the Reference Property consists only of shares of BCD Common Stock.

The Trust

     BCD HITS Trust (the "Trust") is a newly created Delaware
business trust that will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of the Trust will expire on
or shortly after       , 200_ (the "Exchange Date"), except that the Trust may
be dissolved prior to such date under certain limited circumstances. See "The Trust" and "Investment Objective and Policies--Trust Dissolution". The Trust will be treated as a grantor trust for United States Federal income tax purposes. See "Certain United States Federal Income Tax Considerations".

The Offering

     The Trust is offering (the "Offering")                HITS,
each representing a proportionate share of beneficial interest in the Trust,
at an initial public offering price of $       per HITS (which is equal to the
last reported sale price of the BCD Common Stock on [         ] on
         , 1997). The Underwriters have been granted an option, exercisable for 30 days from the date of this Prospectus, to purchase up to an aggregate of additional HITS to cover over-allotments, if any. See "Underwriting".

The Company

     [Description]

     Reference is made to the accompanying prospectus of the Company
(the "Company Prospectus") with respect to the shares of BCD Common Stock that may be received by a holder of HITS on or shortly after the Exchange Date or upon earlier dissolution of the Trust. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the HITS and will have no obligations with respect to the HITS. The Company Prospectus is being attached hereto and delivered to prospective purchasers of HITS together with this Prospectus for convenience of reference only. The Company Prospectus does not constitute a part of this Prospectus, nor is it incorporated by reference herein. See "Risk Factors--No Affiliation Between the Trust and the Company".

Investment Objective and Policies

     The Trust will purchase and hold a series of zero-coupon U.S.
Government securities ("U.S. Treasury Securities") maturing on a quarterly basis through the Exchange Date and a forward purchase contract (the "Contract") with an existing stockholder (the "Contracting Stockholder") of the Company relating to the Reference Property. The Trust's investment objective is to distribute to holders of the HITS ("Holders") on a quarterly
basis $            per HITS (which amount equals the pro rata portion of the
fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on or shortly after the Exchange Date, a percentage of each type of Reference Property (or, in certain circumstances, cash, or a combination of cash and Reference Property) per HITS equal to the Exchange Amount. The "Exchange Amount" is equal to: (i) if the Reference
Property Value (as defined herein) is greater than or equal to $        (the
"Threshold Appreciation Price"),          % of each type of Reference
Property, (ii) if the Reference Property Value is less than the Threshold
Appreciation Price but greater than $      (the "Initial Price"), a percentage
of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate Then-Current Value (as defined herein) of such percentage as of the Exchange Date equals the Initial Price and (iii) if the Reference Property Value is less than or equal to the Initial Price, 100% of each type of Reference Property. The term "Reference Property" means initially one share of BCD Common Stock and shall be subject to adjustment from time to time prior to the Business Day (as defined herein) immediately preceding the Exchange Date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described herein. As more fully described under "Investment Objective and Policies--The Contract--Reference Property Adjustments", upon application of such adjustment provisions, in the future the Reference Property may include, in addition to or in lieu of BCD Common Stock, other securities (including rights or warrants) of the Company, securities of another issuer, cash or other property. Holders otherwise entitled to receive fractional units or interests of any type of Reference Property in respect of their aggregate holdings of HITS will receive cash in lieu thereof. See "Investment Objective and Policies-- General" and "--Fractional Interests".

     Pursuant to the terms of the Contract, the Contracting
Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date the Reference Property required by the Trust in order to exchange all of the HITS (including any HITS issued pursuant to the over-allotment option granted by the Trust to the Underwriters and HITS issued in connection with the creation of the Trust) on the Exchange Date in accordance with its investment objective. The obligation of the Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of the Contracting Stockholder (the "Cash Settlement Option"), in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the portion of the Reference Property otherwise deliverable in respect of which an election to exercise the Cash Settlement Option is made, cash in an amount per outstanding HITS equal to the aggregate Then-Current Value of such Reference Property as of the Exchange Date. If the Contracting Stockholder elects to exercise the Cash Settlement Option, Holders will receive cash, or a combination of cash and Reference Property, on or shortly after the Exchange Date. See "Investment Objective and Policies--The Contract".

     Holders of the HITS will receive distributions at the rate per
HITS of $            per annum, or $          per quarter, payable quarterly
on each February 15, May 15, August 15 and November 15 (or, if any such date is not a Business Day, on the next succeeding Business Day), to Holders of record as of each February 1, May 1, August 1 and November 1, respectively.
The first distribution (in respect of the period from                  , 1997
until August 14, 1997) will be payable on August 15, 1997 to Holders of record
as of August 1, 1997, and will equal $               per HITS.  See
"Investment Objective and Policies--Trust Assets".

     On the Exchange Date, each outstanding HITS will be exchanged
for between            % and 100% of each type of Reference Property (or, if
the Contracting Stockholder elects to exercise the Cash Settlement Option, cash, or a combination of cash and Reference Property), depending on the Reference Property Value. As described herein, the Reference Property Value will represent a determination of the value of the Reference Property immediately prior to the Exchange Date. Accordingly, there can be no assurance that the amount receivable by Holders upon exchange will be equal to or greater than the issue price of the HITS. If the Reference Property Value is less than the Initial Price, such amount receivable will be less than the issue price paid for the HITS, in which case an investment in the HITS will result in a loss. In the event of a consolidation or merger of the Company or any successor thereto into another entity, or the liquidation of the Company or any such successor, or certain related events, or upon the occurrence of certain defaults by the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract will be accelerated, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the assets of the Trust (including the proceeds of such liquidation and any assets received pursuant to the Contract, net of unpaid Trust expenses, if any) will be distributed pro rata to the Holders and the term of the Trust will expire. See "Investment Objective and Policies--The Contract--Reorganization Events Causing a Dissolution of the Trust" and "--Collateral Arrangements; Acceleration" and "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses".

Trust Assets

     The Trust's assets will consist primarily of: (i) a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable
with respect to the HITS, comprising approximately       % of the initial
assets of the Trust, and (ii) the Contract with the Contracting Stockholder
relating to the Reference Property, comprising approximately       % of the
initial assets of the Trust.

     Pursuant to the terms of the Contract, the Contracting
Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number or amount of each type of Reference Property equal to the product of the Exchange Amount and the aggregate number of HITS then outstanding, subject to the Cash Settlement Option. The purchase price (the "Purchase Price") under the Contract is equal
to $                 in the aggregate (assuming the Underwriters'
over-allotment option is not exercised) and is payable to the Contracting
Stockholder by the Trust on or about              , 1997.  No other
consideration is payable by the Trust to the Contracting Stockholder in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholder. See "Investment Objective and Policies--The Contract".

     The obligations of the Contracting Stockholder under the Contract initially will be secured by a pledge of the maximum number of shares of BCD Common Stock deliverable by the Contracting Stockholder pursuant the Contract or, at the election of such Contracting Stockholder, by substitute collateral consisting of U.S. Government obligations. See "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration".

Relationship to BCD Common Stock

     Holders will receive distributions at the rate of       % of
the issue price per annum. The Company has not paid any dividends on the BCD Common Stock. Any future determination as to the payment of dividends will be at the discretion of the Company's Board of Directors and will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board of Directors deems relevant. Except to the extent that the Reference Property will be adjusted for certain Extraordinary Cash Dividends (as defined herein), Holders will not be entitled to receive any future dividends on the BCD Common Stock unless and until such time, if any, as the Trust shall have delivered BCD Common Stock in exchange for HITS on or shortly after the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights".

     The opportunity for equity appreciation afforded by an
investment in the HITS is less than that afforded by a direct investment in the BCD Common Stock because the amount receivable by a Holder of a HITS upon exchange will only exceed the issue price of such HITS if the Reference Property Value exceeds the Threshold Appreciation Price (which represents an
appreciation of     % over the Initial Price).  Moreover, each HITS will
entitle the Holder to receive only     % (the percentage equal to the Initial
Price divided by the Threshold Appreciation Price) of any appreciation of the value of Reference Property above the Threshold Appreciation Price. Holders will realize the entire decline in value if the Reference Property Value is less than the Initial Price. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses".

Dilution

     The percentage of each type of Reference Property (or the amount of cash or combination of cash and Reference Property) that Holders are entitled to receive upon exchange will not be adjusted for certain events, such as offerings of BCD Common Stock by the Company for cash or in connection with acquisitions. The Company is not restricted from issuing additional shares of BCD Common Stock during the term of the Trust and has no obligation to consider the interests of Holders for any reason. Additional issuances of shares of BCD Common Stock may materially and adversely affect the price of BCD Common Stock and, because of the relationship of the percentage of each type of Reference Property (or the amount of cash or combination of cash and Reference Property) to be received upon exchange to the price of the BCD
Common Stock, such other events may adversely affect the trading price of the HITS. See "Risk Factors--Reference Property Adjustments" and "--Comparison to Other Equity Securities; Relationship to BCD Common Stock".

Term of the Trust

     The Trust will dissolve on or shortly after the Exchange Date, except if dissolved earlier under certain limited circumstances. Promptly after the Exchange Date, the Reference Property and/or cash to be exchanged for the HITS and any other remaining Trust assets, net of any remaining Trust expenses, if any, will be distributed pro rata to Holders. If the Company or any successor thereto is the subject of an Acceleration Event (as defined herein) or certain defaults shall have occurred with respect to the Contracting Stockholder under the Contract or the collateral arrangements described herein, the Contract will accelerate, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the assets of the Trust (including the proceeds of such liquidation and any assets received pursuant to the Contract, net of unpaid Trust expenses, if any) will be distributed pro rata to the Holders and the term of the Trust will expire.
See "Investment Objective and Policies--The Contract" and "--Trust Dissolution" and "Risk Factors--Limited Term".

Certain United States Federal Income Tax Considerations

     The Trust will be a grantor trust for federal income tax purposes. Accordingly, each Holder will be treated for federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury Securities and the Contract, and income realized (including original issue discount realized) by the Trust will generally be treated as income of the Holders.

     The U.S. Treasury Securities held by the Trust will be treated for federal income tax purposes as having "original issue discount", which will accrue over the term of the U.S. Treasury Securities. It is currently anticipated that a substantial portion of each quarterly cash distribution to the Holders will be treated as a tax-free return of the Holders' costs of the U.S. Treasury Securities and therefore will not be considered current income for federal income tax purposes. However, a Holder (whether on the cash or accrual method of tax accounting) must recognize currently as income original issue discount on the U.S. Treasury Securities as it accrues. It is also expected that the tax-free portion of each quarterly cash distribution will increase as a percentage of the total distribution during the life of the Trust.

     Under existing law, Holders will not recognize income, gain, or loss upon the Trust's entry into the Contract and, although the matter is not entirely free from doubt, Holders will not recognize income with respect to the Contract prior to its settlement. Upon settlement of the Contract, Holders will recognize taxable gain or loss if cash is delivered, but, although the matter is not entirely free from doubt, Holders will not recognize gain or loss if other Reference Property is delivered. A Holder will have a basis in any Reference Property received (other than cash) equal to the pro rata portion of the Holder's adjusted basis in the Contract allocable to such property. See "Certain United States Federal Income Tax Considerations".

Management Arrangements

     The Trust will be internally managed and will not have an
investment adviser. The Trust's portfolio will not be actively managed. See "Risk Factors--No Active Portfolio Management". The administration of the Trust will be overseen by the Trustees. The day-to-day administration of the
Trust will be carried out by [                ] (or its successor) as trust
administrator (the "Administrator").  [             ] (or its successor) will
also act as custodian for the Trust's assets (the "Custodian") and as paying agent, registrar and transfer agent (the "Paying Agent") with respect to the HITS. The Trustees have delegated most of their operational duties to the Administrator. Except as aforesaid, and except for its role as collateral agent under the Trust's Security and Pledge Agreement (see "Investment Objective and Policies--The Contract--Collateral Arrangements; Acceleration"),
[                 ] has no other affiliation with, and is not engaged in any other transaction with, the Trust. For their services, the Contracting Stockholder will pay each of the Administrator, the Custodian and the Paying Agent at the closing of the Offering a one-time, up-front amount in respect of its fee. See "Management Arrangements".

Risk Factors

     The Trust has adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of an Acceleration Event with respect to the Company or any successor thereto or in the event of a Default (as defined herein) by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contract despite any significant decline in the value of the Reference Property, including the BCD Common Stock, or adverse changes in the financial condition of the issuer of any Reference Security (as defined herein), including the Company. See "Risk Factors--No Active Portfolio Management".

     Although the HITS will provide investors with a current
distribution yield (the Company has not paid any dividends on the BCD Common Stock), the opportunity for equity appreciation afforded by an investment in the HITS is less than that afforded by a direct investment in the BCD Common Stock. The value of the Reference Property receivable by a Holder of a HITS upon exchange will only exceed the issue price of such HITS if the Reference Property Value exceeds the Threshold Appreciation Price, which represents an
appreciation of     % over the Initial Price.  Moreover, because each HITS
will entitle the Holder to receive only        % of each type of Reference
Property if the Reference Property Value exceeds the Threshold Appreciation
Price, Holders will be entitled to receive upon exchange only       % of any
appreciation of the value of the Reference Property above the Threshold Appreciation Price. As described herein, the Reference Property Value will represent a determination of the value of the Reference Property immediately prior to the Exchange Date. Accordingly, there can be no assurance that the amount receivable by Holders upon exchange will be equal to or greater than the issue price of the HITS. If the Reference Property Value is less than the initial price, such amount receivable will be less than the issue price paid for the HITS, in which case an investment in the HITS will result in a loss. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses".

     The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury Securities and the Contract, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments. See "Risk Factors--Non-diversified Portfolio".

     The trading prices of the HITS in the secondary market will be directly affected by the trading prices of the BCD Common Stock in the secondary market. It is impossible to predict whether the price of BCD Common Stock will rise or fall. Trading prices of BCD Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions. See "Risk
Factors--Comparison to Other Equity Securities; Relationship to BCD Common
Stock".

     Holders will not be entitled to any rights with respect to the BCD Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Trust shall have delivered shares of BCD Common Stock in exchange for HITS on or shortly after the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such rights occurs after such delivery. See "Risk Factors--No Stockholder Rights".

     A bankruptcy of the Contracting Stockholder could adversely affect the timing of exchange and, as a result, the amount received by the Holders. See "Risk Factors--Risk Relating to Bankruptcy of the Contracting Stockholder".

Listing

     Application will be made for [listing/quotation] of the HITS on
[          ].




                                   FEE TABLE

     Regulations of the Securities and Exchange Commission (the
"Commission") applicable to closed-end investment companies designed to assist investors in understanding the costs and expenses that an investor will bear directly or indirectly require the presentation of Trust expenses in the following format. Because the Trust will not bear any ongoing fees or expenses, investors will not bear any direct expenses. The Contracting
Stockholder will pay the Underwriters a Sales Load of $          per HITS (or
    %).


SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load (as a percentage of offering price)                0% (a)
   Automatic Dividend Reinvestment Plan Fees............   Not Applicable
ANNUAL EXPENSES (as a percentage of net assets)
   Management Fees(b)...................................                0%
   Other Expenses(c)....................................                0%
                                                                        -
         TOTAL ANNUAL EXPENSES(c)                                       0%
                                                                        =

-----------
(a) See the cover page of this Prospectus and "Underwriting".

(b) See "Management Arrangements". The Trust will be internally managed; consequently there is no separate investment advisory fee paid by the
    Trust.  [                  ] will act as the administrator of the Trust.

(c) The organization costs of the Trust in the amount of $        , the costs
    associated with the initial registration and offering of the HITS estimated
    to be approximately $        , and approximately $             in respect
    of anticipated ongoing expenses over the term of the Trust will be paid by the Contracting Stockholder. Any unanticipated expenses of the Trust will be paid by Montgomery Securities, which will be reimbursed by the Contracting Stockholder. See "Management Arrangements--Estimated Expenses". Absent such arrangements, the Trust's "Other Expenses" and
    "Total Annual Expenses" would be approximately       % of the Trust's net
    assets.

    Commission regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that an investor would bear.

EXAMPLE                                                     1 YEAR    3 YEARS
An investor would pay the following expenses on a $1,000
  investment, including the maximum sales load of $0.00 and
  assuming (1) no annual expenses and (2) a 5% annual return
  throughout the periods:                                   $ 0.00    $ 0.00

     The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Example should not be considered a representation of future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example.


                                   THE TRUST

     BCD HITS Trust is a newly created Delaware business trust and will be registered as a non-diversified closed-end management investment company under the Investment Company Act. The Trust was created on April 4, 1997 pursuant to a Trust Agreement dated as of such date (as amended and
restated as of            , 1997, the "Trust Agreement").  The term of the
Trust will expire on or shortly after       , 200_, except that the Trust may
be dissolved prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for United States Federal income tax purposes. See "Certain United States Federal Income Tax Considerations". The Trust's principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715 and its telephone number is (302) 738-6680.


                                USE OF PROCEEDS

     The net proceeds of the Offering will be approximately $         (or
approximately $          if the Underwriters' over-allotment option is
exercised in full). At the time of the closing of the Offering, or shortly thereafter, the net proceeds of the Offering will be used to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the HITS and to pay the Purchase Price under the Contract to the Contracting Stockholder.


                       INVESTMENT OBJECTIVE AND POLICIES

General

     The Trust will purchase and hold (i) a series of zero-coupon
U.S. Treasury Securities maturing on a quarterly basis through the Exchange Date and (ii) the Contract with the Contracting Stockholder relating to the Reference Property. The Trust's investment objective is to distribute to
Holders on a quarterly basis $           per HITS (which amount equals the pro
rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury Securities held by the Trust) and, on or shortly after the Exchange Date, a percentage of the number or amount of each type of Reference Property (or, in certain circumstances, cash, or a combination of cash and Reference Property) per HITS equal to the Exchange Amount. The "Exchange Amount" is equal to: (i) if the Reference Property Value is greater
than or equal to the Threshold Appreciation Price,        % of the number or
amount of each type of Reference Property, (ii) if the Reference Property Value is less than the Threshold Appreciation Price but greater than the Initial Price, a percentage of the number or amount of each type of Reference Property, allocated as proportionately as practicable, so that the aggregate Then-Current Value of such percentage as of the Exchange Date equals the Initial Price and (iii) if the Reference Property Value is less than or equal to the Initial Price, 100% of the number or amount of each type of Reference Property. There can be no assurance that the value of the Reference Property receivable by Holders upon exchange will be equal to or greater than the issue price of the HITS. If the Reference Property Value is less than the initial price, the value of the Reference Property receivable upon exchange will be less than the issue price paid for the HITS, in which case an investment in the HITS will result in a loss. Holders otherwise entitled to receive fractional units or interests of any Reference Property in respect of their aggregate holdings of HITS will receive cash in lieu thereof. See "--Fractional Interests".

     The term "Reference Property" initially means one share of BCD
Common Stock and shall be subject to adjustment from time to time prior to the Business Day immediately preceding the Exchange Date to reflect the addition or substitution of any cash, securities and/or other property resulting from the application of the adjustment provisions described below under "--The Contract--Reference Property Adjustments". As more fully described below, upon application of such adjustment provisions, in the future the Reference Property may include, in addition to or in lieu of BCD Common Stock, other securities (including rights or warrants) of the Company, securities of another issuer, cash or other property. The term "Reference Security" means, at any time, any security (as defined in Section 2(1) of the Securities Act of 1933, as amended (the "Securities Act")) then constituting part of the Reference Property. The term "Reference Property Value" means the aggregate Then-Current Value as of the Exchange Date of the number or amount of each type of Reference Property. The term "Then-Current Value" means, for any item of Reference Property as of any date, (a) if such item of Reference Property consists of cash, the amount of such cash, (b) if such item of Reference Property consists of property other than cash or Reference Securities, the fair market value of such property (as determined by a nationally recognized independent investment banking firm retained for this purpose by the Trust) as of 10:00 A.M. (New York City time) on the third Business Day preceding such date, and (c) if such item of Reference Property consists of a Reference Security, an amount equal to the average Closing Price per unit of such Reference Security on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding such date. The "Closing Price" of any Reference Security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of
such Reference Security on [          ] on such date or, if such Reference
Security is not [listed for trading/quoted] on [               ] on any such
date, as reported in the composite transactions for the principal United States securities exchange on which such Reference Security is listed for trading[, or, if such Reference Security is not listed on a United States national or regional securities exchange, as reported by the National Association of Securities Dealers, Inc. Automated Quotation System] or, if such price for such Reference Security is not so reported, the last quoted bid price for such Reference Security in the over-the-counter market as reported by the National Quotation Bureau or similar organization or, if such bid price is not available, the market value of such Reference Security on such date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Trust. A "Trading Day" is defined as a day on which the Reference Security the Closing Price of which is being determined
(A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such Reference Security. The term "Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock
Exchange[, [          ],] or banking institutions or trust companies in The
City of New York are authorized or obligated by law or executive order to close.

     Pursuant to the terms of the Contract, the Contracting
Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date the aggregate number or amount of each type of Reference Property required by the Trust in order to exchange all of the HITS (including any HITS issued pursuant to the over-allotment option granted by the Trust to the Underwriters and HITS issued in connection with the creation of the Trust) on the Exchange Date in accordance with its investment objective. The obligation of the Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of such Contracting Stockholder (the "Cash Settlement Option"), in whole or in part by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the portion of the number or amount of each type of Reference Property otherwise deliverable in respect of which an election to exercise the Cash Settlement Option is made, cash in an amount equal to the aggregate Then-Current Value of such Reference Property as of the Exchange Date. If the Contracting Stockholder elects to exercise the Cash Settlement Option, Holders will receive cash, or a combination of cash and Reference Property, on or shortly after the Exchange Date. On or prior to the twenty-sixth Business Day preceding the Exchange Date, the Trust will notify The Depository Trust Company (the "Depositary") and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating whether the applicable percentage of the number or amount of each type of Reference Property or cash, or a combination thereof, will be delivered in exchange for the HITS. At the time such notice is published, the Reference Property Value will not have been determined. If the Contracting Stockholder elects to deliver Reference Property, Holders will be responsible for the payment of any and all brokerage costs upon the subsequent sale thereof.

     The Trust has adopted a fundamental policy as required by the
Trust Agreement to invest at least 65% of its portfolio in the Contract.  The
Contract will comprise approximately     % of the Trust's initial assets.  The
Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of an Acceleration Event with respect to the Company or any successor thereto or in the event of a Default by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of 100% in interest of the Holders.

Trust Assets

     The Trust's assets will consist primarily of: (i) U.S. Treasury Securities and (ii) the Contract. The Trust may also make certain temporary investments. See "--Temporary Investments". For illustrative purposes only, the following table shows the number of shares of BCD Common Stock that a Holder would receive for each HITS at various Reference Property Values. The table assumes that there will be no Reference Property adjustments as described below under "--The Contract --Reference Property Adjustments" and, accordingly, that on the Exchange Date the Reference Property will consist of one share of BCD Common Stock. There can be no assurance that the Reference Property Value will be within the range set forth below. Given the Initial
Price of $        and the Threshold Appreciation Price of $     , a Holder
would receive on or shortly after the Exchange Date the following number of shares of BCD Common Stock or amount of cash (if the Contracting Stockholder elects to exercise the Cash Settlement Option and satisfy its obligations under the Contract, in whole, with cash) per HITS:

                                Number of Shares of BCD
 Reference Property Value            Common Stock            Amount of Cash
 ------------------------       -----------------------      --------------
            $                                                      $










     The following table sets forth information regarding the distributions to be received on the U.S. Treasury Securities, the portion of each year's distributions that will constitute a return of capital for United States Federal income tax purposes and the amount of original issue discount accruing, assuming a yield-to-maturity accrual election, on the U.S. Treasury Securities with respect to a Holder who acquires its HITS at the issue price from an Underwriter pursuant to the Offering. See "Certain United States Federal Income Tax Considerations".

                                                 Annual Gross
                   Annual Gross            Distributions from U.S.                               Annual Inclusion of
             Distributions from U.S.       Treasury Securities per       Annual Return of      Original Issue Discount
Year           Treasury Securities                   HITS                Capital per HITS        in Income per HITS
-----------  ------------------------      ------------------------      ----------------      -----------------------
                        $                             $                         $                         $









     The annual distribution of $      per HITS is payable quarterly on each
February 15, May 15, August 15, and November 15, commencing August 15, 1997. Quarterly distributions on the HITS will consist solely of the cash received from the proceeds of the maturing U.S. Treasury Securities held by the Trust. The Trust will not be entitled to any future dividends that may be declared on the BCD Common Stock. See "Dividends and Distributions".

Enhanced Yield; Less Potential for Equity Appreciation than BCD Common Stock; No Depreciation Protection

     Although the HITS will provide investors with a current
distribution yield (the Company has not paid any dividends on the BCD Common Stock), the opportunity for equity appreciation afforded by an investment in the HITS is less than that afforded by a direct investment in the BCD Common Stock. The value of the Reference Property receivable by a Holder of a HITS upon exchange will only exceed the issue price of such HITS if the Reference Property Value exceeds the Threshold Appreciation Price, which represents an
appreciation of     % of the Initial Price.  Moreover, because each HITS will
entitle the Holder to receive only       % of the number or amount of each
type of Reference Property if the Reference Property Value exceeds the Threshold Appreciation Price, Holders will be entitled to receive upon
exchange only        % (the percentage equal to the Initial Price divided by
the Threshold Appreciation Price) of any appreciation of the value of the Reference Property above the Threshold Appreciation Price. Holders will realize the entire decline in value if the Reference Property Value is less than the Initial Price. See "Risk Factors--Limitations on Opportunity for Equity Appreciation; Potential Losses".

The Company

     [Description]

     The shares of BCD Common Stock are traded on [               ]
under the symbol "[           ]".  The following table sets forth, for the
periods indicated, the reported high and low sale prices of the shares of BCD
Common Stock on [             ] (as adjusted for any stock splits or stock
dividends).


Year Ended December 31, 1995:
Quarter                                      High      Low
----------------------------------------    -------  -------
First...................................         $        $
Second..................................
Third...................................
Fourth..................................


Year Ended December 31, 1996:
Quarter                                      High      Low
----------------------------------------    -------  -------
First...................................         $        $
Second..................................
Third...................................
Fourth..................................



Year Ended December 31, 1997:
Quarter                                      High      Low
----------------------------------------    -------  -------
First...................................         $        $
Second (through __________).............         $        $



     As of                        , there were         holders of record of
the BCD Common Stock, including Cede & Co., a nominee of the Depositary, which holds shares of BCD Common Stock on behalf of an indeterminate number of beneficial owners.

     The Company has not paid any dividends on the BCD Common Stock.
Any future determination as to the payment of dividends will be at the discretion of the Company's Board of Directors and will depend upon the Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and such other factors as the Company's Board of Directors deems relevant.

     Except to the extent that the Reference Property will be adjusted for certain Extraordinary Cash Dividends, Holders of HITS will not be entitled to receive any future dividends on the BCD Common Stock unless and until such time, if any, as the Trust shall have delivered BCD Common Stock in exchange for HITS on the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date for determining stockholders entitled to receive such dividends occurs after such delivery. See "Risk Factors--No Stockholder Rights".

     The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act").
Accordingly, the Company files reports, proxy and information statements and other information with the Commission. Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the address specified under "Additional Information".

     The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the HITS and will have no obligations with respect to the HITS. This Prospectus relates only to the HITS offered hereby and does not relate to the Company or the BCD Common Stock. The Company has filed a registration statement on Form S-3 with the Commission with respect to the shares of BCD Common Stock that may be received by a Holder on or shortly after the Exchange Date or upon earlier dissolution of the Trust. The Company Prospectus constituting a part of such registration statement includes information relating to the Company and the BCD Common Stock[, including certain risk factors relevant to an investment in the BCD Common Stock]. The Company Prospectus is being attached hereto and delivered to prospective purchasers of HITS together with this Prospectus for convenience of reference only. The Company Prospectus does not constitute a part of this Prospectus, nor is it incorporated by reference herein. See "Risk Factors--No Affiliation Between the Trust and the Company".

The Contract

     General. Pursuant to the terms of the Contract, the Contracting Stockholder is obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date an aggregate number or amount of each type of Reference Property equal to the product of the Exchange Amount and the aggregate number of HITS then outstanding.

     The obligation of the Contracting Stockholder to deliver Reference Property under the Contract may be cash settled, at the option of the Contracting Stockholder, in whole or in part, by delivering to the Trust on the Business Day immediately preceding the Exchange Date, in lieu of the portion of the aggregate number or amount of each type of Reference Property otherwise deliverable in respect of which an election to exercise the Cash Settlement Option is made, cash in an amount per outstanding HITS equal to the aggregate Then-Current Value of such Reference Property as of the Exchange Date.

     Reference Property Adjustments. The Reference Property is subject to adjustment if an issuer of a Reference Security shall: (i) subdivide or split the outstanding units of such Reference Security into a greater number of units; (ii) combine the outstanding units of such Reference Security into a smaller number of units; (iii) issue by reclassification of units of such Reference Security any units of another security of such issuer; (iv) issue rights or warrants to all holders of such Reference Security entitling them, for a period expiring prior to the fifteenth calendar day following the Exchange Date, to subscribe for or purchase any of its securities or other property (other than rights to purchase units of such Reference Security pursuant to a plan for the reinvestment of dividends or interest); or (v) pay a dividend or make a distribution to all holders of such Reference Security of cash, securities or other property (excluding any cash dividend on any Reference Security consisting of capital stock that does not constitute an Extraordinary Cash Dividend (as defined herein), excluding any payment of interest on any Reference Security consisting of an evidence of indebtedness and excluding any dividend or distribution referred to in clause (i), (ii), (iii) or (iv) above) or issue to all holders of such Reference Security rights or warrants to subscribe for or purchase any of its securities or other property (other than those referred to in clause (iv) above) (any of the foregoing cash, securities or other property or rights or warrants, "Distributed Assets") (any such event described in clause (i), (ii),
(iii), (iv) or (v), a "Dilution Event").

     In the case of the Dilution Events referred to in clauses (i),
(ii) and (iii) above, the Reference Property will be adjusted to include the number of units of such Reference Security and/or security of such issuer that a holder of units of such Reference Security would have owned or been entitled to receive immediately following any such event had such holder held, immediately prior to such event, the number of units of such Reference Security constituting part of the Reference Property immediately prior to such event. Each such adjustment will become effective immediately after the effective date for such subdivision, split, combination or reclassification, as the case may be. Each such adjustment will be made successively.

     In the case of the Dilution Event referred to in clause (iv) above, the Reference Property will be adjusted to include an amount in cash equal to the fair market value (determined as described below), as of the fifth Business Day (except as provided below) following the date on which such rights or warrants are received by securityholders entitled thereto (the "Receipt Date"), of each such right or warrant multiplied by the product of
(A) the number of such rights or warrants issued for each unit of such Reference Security and (B) the number of units of such Reference Security constituting part of the Reference Property on the date of issuance of such rights or warrants, immediately prior to such issuance, without interest thereon. For purposes of the foregoing, the fair market value of each such right or warrant will be the quotient of (x) the highest net bid, as of approximately 10:00 A.M. (New York City time) on the fifth Business Day following the Receipt Date, for settlement three Business Days later, by a recognized securities dealer in The City of New York selected by or on behalf of the Trust (from three (or such fewer number of dealers as may be providing such bids) such recognized dealers selected by or on behalf of the Trust), for the purchase by such quoting dealer of the number of rights or warrants (the "Aggregate Number") that a holder of such Reference Security would receive if such holder held, as of the record date for determination of stockholders entitled to receive such rights or warrants, a number of units of such Reference Security equal to the product of (1) the aggregate number of outstanding HITS as of such record date and (2) the number of units of such Reference Security constituting part of the Reference Property, divided by (y) the Aggregate Number. Each such adjustment will become effective on the fifth Business Day following the Receipt Date of such rights or warrants. If for any reason the Trust is unable to obtain the required bid on the fifth Business Day following the Receipt Date, it will attempt to obtain such bid at successive intervals of three months thereafter and on the third Business Day prior to the Exchange Date until it is able to obtain the required bid or, if earlier, until the third Business Day prior to the Exchange Date. From the date of issuance of such rights or warrants until the required bid is obtained or those efforts end on the third Business Day prior to the Exchange Date, the Reference Property will include the number of such rights or warrants issued for each unit of such Reference Security multiplied by the number of units of such Reference Security constituting part of the Reference Property on the date of issuance of such rights or warrants, immediately prior to such issuance, and such rights or warrants constituting part of the Reference Property will be deemed for all purposes to have a fair market value of zero.

     In the case of the Dilution Event referred to in clause (v) above, the Reference Property will be adjusted to include, from and after such dividend, distribution or issuance, the number or amount of each type of Distributed Assets received for each unit of such Reference Security multiplied by the number of units of such Reference Security constituting part of the Reference Property on the date of such dividend, distribution or issuance, immediately prior to such dividend, distribution or issuance, without interest thereon.

     An "Extraordinary Cash Dividend" means, with respect to any Reference Security consisting of capital stock, any cash dividend on such Reference Security that, together with all cash dividends on such Reference Security occurring in the immediately preceding 12-month period (or, if such Reference Security was not outstanding at the commencement of such 12-month period, occurring in such shorter period during which such Reference Security was outstanding) exceeds on a per share basis 10% of the Then-Current Value of such Reference Security as of the date of declaration of such dividend; provided that, for purposes of the foregoing definition, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during such 12-month period (or such shorter period during which such Reference Security was outstanding) of any stock dividend or distribution of shares of capital stock of the issuer of such Reference Security or any subdivision, split, combination or reclassification of shares of such Reference Security.

     In the event of (A) any consolidation, merger or conversion of an issuer of a Reference Security with or into another entity (other than a consolidation, merger, or conversion in which such issuer is the continuing corporation and in which the units of such Reference Security outstanding immediately prior to the consolidation, merger, or conversion are not exchanged for cash, securities or other property of such issuer or another entity), (B) any sale, transfer, lease or conveyance to another corporation of the property of an issuer of a Reference Security as an entirety or substantially as an entirety, (C) any statutory exchange of securities of an issuer of a Reference Security with another entity (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution, winding up or bankruptcy of an issuer of a Reference Security (excluding any distribution in such Dilution Event referred to in clause (v) above) (any such event described in clause (A), (B), (C) or (D), a "Reorganization Event"), the Reference Property will be adjusted to include, from and after the effective date for such Reorganization Event, in lieu of the number of units of such Reference Security constituting part of the Reference Property immediately prior to the effective date for such Reorganization Event, the amount or number of any cash, securities and/or other property owned or received in such Reorganization Event with respect to each unit of such Reference Security multiplied by the number of units of such Reference Security constituting part of the Reference Property immediately prior to the effective date for such Reorganization Event. In the event that holders of such Reference Security are entitled to elect to own or receive either Marketable Common Stock (as defined under "--Reorganization Events Causing a Dissolution of the Trust") or cash and/or other securities or property, or a combination thereof, in such Reorganization Event in respect of such Reference Security, for purposes of determining the Reference Property adjustments described herein (and for purposes of determining whether such Reorganization Event constitutes an Acceleration Event (as defined under "--Reorganization Events Causing a Dissolution of the Trust)), each holder of such Reference Security shall be deemed to have elected to own or receive the maximum possible amount of Marketable Common Stock.

     The Trust is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Reference Property (or if the Trust is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to the Holders of the occurrence of such event and a statement in reasonable detail setting forth the amount or number of each type of Reference Property.

     No adjustments to the Reference Property will be made for certain other events, such as offerings of BCD Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments to the Reference Property will be made for any sales of BCD Common Stock by the Contracting Stockholder. See "Risk Factors--Reference Property Adjustments".

     Reorganization Events Causing a Dissolution of the Trust.
Notwithstanding anything to the contrary contained in the Contract, if an Acceleration Event with respect to the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), occurs, the Contracting Stockholder's obligations under the Contract will be automatically accelerated and the Contracting Stockholder will be obligated to deliver to the Trust, on the tenth Business Day after the effective date for such Acceleration Event (the "Early Settlement Date"), the aggregate number or amount of each type of Reference Property (or, at the option of the Contracting Stockholder, cash) that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the Early Settlement Date.

     "Acceleration Event" means any Reorganization Event with respect to the Company or any Company Successor other than such a Reorganization Event (i) that is of the type described in clause (A) of the definition of "Reorganization Event" and (ii) in which (1) at least 80% (determined as set forth below) of any cash, securities and/or other property owned or received in such Reorganization Event with respect to the BCD Common Stock (or the common stock of a Company Successor, as the case may be) (the "Event Consideration") consists of shares of common equity securities listed on a U.S. national securities exchange or any foreign securities exchange or quoted on the National Market System of the Nasdaq Stock Market ("Marketable Common Stock") and (2)(x) a majority of the board of directors of the continuing corporation consists of persons who were directors of the Company (or such Company Successor, as the case may be) immediately prior to such Reorganization Event and (y) the chairman of the board of directors of the continuing corporation is the person who was the chairman of the board of directors of the Company (or such Company Successor, as the case may be) immediately prior to such Reorganization Event. The percentage of the Event Consideration consisting of Marketable Common Stock will be determined by comparing the aggregate Then-Current Value as of the effective date of such Reorganization Event of the Marketable Common Stock constituting part of the Event Consideration to the aggregate Then-Current Value as of the effective date of such Reorganization Event of the Event Consideration.

     If an Acceleration Event with respect to the Company or any Company Successor occurs, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the assets of the Trust (including the proceeds of such liquidation and any assets received pursuant to the Contract, net of unpaid Trust expenses, if any) will be distributed pro rata to the Holders and the term of the Trust will expire. In such event, the U.S. Treasury Securities will be sold by the Trust, and the proceeds therefrom will be distributed along with Reference Property (or cash) received under the Contract on the Early Settlement Date after providing for any expenses of the Trust.

     Collateral Arrangements; Acceleration.  Pursuant to a Security
and Pledge Agreement among the Contracting Stockholder, the Trust and [
     ], as collateral agent (the "Collateral Agent"), the Contracting Stockholder's obligations under the Contract will be secured by a security interest in the maximum number or amount of each type of Reference Property
(initially                       shares of BCD Common Stock) deliverable by the
Contracting Stockholder under the Contract.  Unless the Contracting
Stockholder is in default in its obligations under the Security and Pledge Agreement, the Contracting Stockholder will be permitted to substitute for the pledged Reference Property collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination (as defined herein) that shall not be cured by 4:00 P.M. (New York City time) on the third Business Day following the day on which notice thereof is given, as described below, 200%) of the aggregate Then-Current Value as of the time of each valuation of the number or amount of each type of Reference Property for which such obligations are being substituted. The Collateral Agent will promptly pay over to the Contracting Stockholder any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral pledged by the Contracting Stockholder, including any substitute collateral, unless the Contracting Stockholder is in default of its obligations under the Security and Pledge Agreement, or unless the payment of such amount to the Contracting Stockholder would cause the collateral to become insufficient under the Security and Pledge Agreement. The Contracting Stockholder will have the right to vote any pledged units of any Reference Security for so long as such units are owned by it and pledged under the Security and Pledge Agreement.

     If the Collateral Agent shall determine (an "Insufficiency Determination") that U.S. Government obligations pledged by the Contracting Stockholder as substitute collateral shall fail to meet the foregoing requirements at any valuation, and such failure shall not be cured by 4:00 P.M. (New York City time) on the third Business Day following the day on which notice of such determination is given, then, unless a Collateral Event of Default (as defined herein) under the Security and Pledge Agreement shall have occurred and be continuing, the Collateral Agent will, if practicable, commence (i) sales of the collateral pledged by the Contracting Stockholder consisting of U.S. Government obligations and (ii) purchases, using the proceeds of such sales, of each type of Reference Property, in such numbers or amounts sufficient to cause the collateral pledged by the Contracting Stockholder to meet the requirements of the Security and Pledge Agreement.
The Collateral Agent will discontinue such sales and purchases if at any time a Collateral Event of Default under the Security and Pledge Agreement shall have occurred and be continuing. A "Collateral Event of Default" under the Security and Pledge Agreement will mean, at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral pledged by the Contracting Stockholder to consist of at least the maximum number or amount of each type of Reference Property deliverable by the Contracting Stockholder under the Contract; and (B) if any U.S. Government obligations shall be pledged by the Contracting Stockholder as substitute collateral for Reference Property at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of the difference between (x) the aggregate Then-Current Value as of such time of the maximum number or amount of each type of Reference Property deliverable by the Contracting Stockholder under the Contract and (y) the aggregate Then-Current Value as of such time of the number or amount of each type of Reference Property pledged by the Contracting Stockholder as collateral at such time.

     The occurrence of a Collateral Event of Default with respect to the Contracting Stockholder under the Security and Pledge Agreement or the bankruptcy or insolvency of the Contracting Stockholder (each such event, a "Default") will cause an automatic acceleration of the Contracting Stockholder's obligations under the Contract. In any such event, the Contracting Stockholder's option to settle the Contract in cash will terminate and the Contracting Stockholder will become obligated to deliver a number or amount of each type of Reference Property, allocated as proportionately as practicable, having an aggregate Then-Current Value as of the Acceleration Date equal to the "Aggregate Acceleration Value." The Aggregate Acceleration Value will be based on an "Acceleration Value" determined by the Trust on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement between the Trust and such dealer that would have the effect of preserving the Trust's rights to receive the number or amount of each type of Reference Property under a portion of the Contract that corresponds to 1,000 of the HITS offered hereby. The Trust will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the aggregate number of HITS then outstanding, except that, if no quotations are provided, the Aggregate Acceleration Value will be the aggregate Then-Current Value as of the Acceleration Date of the aggregate number or amount of each type of Reference Property that would be required to be delivered on such date under the Contract if the Exchange Date were redefined to be the acceleration date. Upon the occurrence of a Collateral Event of Default or the bankruptcy or insolvency of the Contracting Stockholder, the number or amount of each type of Reference Property deliverable for each HITS will be based solely on the Aggregate Acceleration Value described above for the Contract.

     Upon any acceleration, the Collateral Agent will distribute to the Trust, for distribution pro rata to the Holders, the Aggregate Acceleration Value in the form of Reference Property then pledged, or cash generated from the liquidation of the U.S. Government obligations then pledged, or a combination thereof. In addition, if by the Exchange Date any substitute collateral has not been replaced by Reference Property sufficient to meet the obligations of the Contracting Stockholder under the Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders the aggregate value of the Reference Property to be delivered by the Contracting Stockholder thereunder, in the form of Reference Property then pledged by the Contracting Stockholder plus cash generated from the liquidation of U.S. Government obligations then pledged by the Contracting Stockholder. See "--Trust Dissolution".

     Fractional Interests.  No fractional units of any Reference
Security will be delivered if the Contracting Stockholder satisfies its obligations under the Contract in whole or in part by delivering Reference Property. In lieu of any fractional unit otherwise deliverable in respect of the Contracting Stockholder's obligations under the Contract, the Trust will be entitled to receive an amount in cash equal to the Then-Current Value of such fractional unit as of the Exchange Date.

     To the extent practicable, the Contracting Stockholder will deliver fractional interests of any Reference Property other than cash or a Reference Security if the Contracting Stockholder satisfies its obligations under the Contract in whole or in part by delivering Reference Property. If such delivery is not practicable, in lieu of delivering any such fractional interest otherwise deliverable in respect of the Contracting Stockholder's obligations under the Contract, the Trust will be entitled to receive an amount in cash equal to the Then-Current Value of such fractional interest as of the Exchange Date.

     Description of Contracting Stockholder.  The Contracting
Stockholder is [                   ].  Specific information regarding the
holdings of BCD Common Stock by the Contracting Stockholder is included or incorporated by reference in the accompanying Company Prospectus with respect to the shares of BCD Common Stock that may be received by a Holder on or shortly after the Exchange Date or upon earlier dissolution of the Trust.

     Purchase Price.  The Purchase Price under the Contract is equal
to $          in the aggregate and is payable to the Contracting Stockholder
by the Trust on or about               , 1997.  No other consideration is
payable by the Trust to the Contracting Stockholder in connection with its acquisition of the Contract or the performance of the Contract by the Contracting Stockholder.

     The Contract will be valued by the Trust at fair value as determined in good faith at the direction of the Trustees (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value".

The U.S. Treasury Securities

     The Trust will purchase and hold a series of zero-coupon U.S.
Treasury Securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the
HITS.  Up to      % of the Trust's total assets may be invested in these U.S.
Treasury Securities. If the Contract is accelerated as described under "--Reorganization Events Causing a Dissolution of the Trust" or "--Collateral Arrangements; Acceleration", then any such U.S. Treasury Securities then held in the Trust will be liquidated and distributed pro rata to the Holders, together with amounts distributed upon acceleration.

Temporary Investments

     For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury Securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following distribution date.

Trust Dissolution

     The Trust will dissolve on or shortly after the Exchange Date, except if dissolved earlier under certain limited circumstances described herein. Although the Trust has adopted a fundamental policy that it will not dispose of the Contract prior to the Exchange Date, under certain circumstances the Contract may terminate prior to the Exchange Date. If the Company or any Company Successor is the subject of an Acceleration Event or a Default shall have occurred with respect to the Contracting Stockholder, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the assets of the Trust (including the proceeds of such liquidation and any assets received pursuant to the Contract, net of unpaid Trust expenses, if any) will be distributed pro rata to the Holders and the term of the Trust will expire. See "--The Contract--Reorganization Events Causing a Dissolution of the Trust" and "--Collateral Arrangements; Acceleration".

Fractional Interests

     No fractional units of any Reference Security, or fractional interests of any Reference Property other than cash or a Reference Security, will be distributed by the Trust to Holders on the Exchange Date or upon earlier dissolution of the Trust. All fractional units or interests to which Holders would otherwise be entitled on the Exchange Date or upon earlier dissolution of the Trust will be aggregated and liquidated and, in lieu of the fractional unit or interest to which a Holder would otherwise have been entitled in respect of the total number of HITS held by such Holder, such Holder will receive its pro rata portion of the proceeds from such liquidation (net of any brokerage or related expenses).


                            INVESTMENT RESTRICTIONS

     The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the U.S. Treasury Securities, the Contract and any Reference Security received pursuant to the Contract and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the HITS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy to invest at least 65% of its portfolio in the Contract. The Trust has also adopted a fundamental policy that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of an Acceleration Event or a Default by any Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

     Because of the foregoing limitations, the Trust's investments
will be concentrated initially in the [            ] industry, which is the
industry in which the Company currently operates. However, to the extent that in the future the Company diversifies its operations into one or more other industries, or the Reference Property includes a Reference Security of an issuer that operates in another industry, the Trust's investments will be less
concentrated in the [               ] industry.  See "Risk
Factors--Non-diversified Portfolio".


                                 RISK FACTORS

     The following risk factors should be considered carefully in addition to the other information contained in this Prospectus and the accompanying Company Prospectus before purchasing the HITS offered hereby.

     As described in more detail below, the trading price of the HITS may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the BCD Common Stock or other Reference Securities and other events that are difficult to predict and beyond the Trust's control.

No Active Portfolio Management

     The Trust will not be managed like a typical closed-end investment company. The Trust will be internally managed by its Trustees and will not have any separate investment advisor. See "Management Arrangements". It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of an Acceleration Event with respect to the Company or any Company Successor or a Default by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contract despite any significant decline in the value of the Reference Property, including the BCD Common Stock, or adverse changes in the financial condition of the issuer of any Reference Security, including the Company.

Absence of Trading History; Marketability; Possibility of the HITS Trading at a Discount from Net Asset Value

     The HITS have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the HITS may vary considerably prior to the Exchange Date due to, among other things, fluctuations in trading prices of the BCD Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the BCD Common Stock is traded and the market segment of which the Company is a part or because of sales of substantial amounts of BCD Common Stock in the market subsequent to the Offering or the perception that such sales could occur) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

     The Underwriters currently intend, but are not obligated, to make a market in the HITS. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide Holders with liquidity of investment or that it will continue for the life of the HITS. Application has been made for [listing/quotation] of the HITS on [
      ].  There can be no assurance that the HITS will not later be delisted
or that trading in the HITS on [          ] will not be suspended.  In the
event of a delisting or suspension of trading, the Trust will apply for listing of the HITS on another national securities exchange or for quotation on another trading market. If the HITS are not listed or traded on any securities exchange or trading market, or if trading of the HITS is suspended, pricing information for the HITS may be more difficult to obtain, and the price and liquidity of the HITS may be adversely affected.

     The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the HITS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon performance of the Trust's assets. The HITS are not subject to redemption.

Reference Property Adjustments

     The Reference Property (or, if the Contracting Stockholder elects to exercise the Cash Settlement Option, the amount of cash or combination of cash and Reference Property) that the Trust is entitled to receive pursuant to the Contract is subject to adjustment for certain events arising from, among others, a merger, consolidation or conversion in which the Company is not the surviving or resulting corporation and the liquidation, dissolution, winding up or bankruptcy of the Company, as well as stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contract-- Reference Property Adjustments". The Reference Property (or the amount of cash or combination of cash and Reference Property) to be received by the Trust pursuant to the Contract immediately prior to the Exchange Date will not be adjusted for other events, such as offerings of BCD Common Stock for cash or in connection with acquisitions. BCD is not restricted from issuing additional shares of BCD Common Stock during the term of the Trust and neither the Company nor the Contracting Stockholder has any obligation to consider the interests of the Holders for any reason. Additional issuances may materially and adversely affect the price of the BCD Common Stock and thereby materially and adversely affect the trading price of the HITS. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, BCD Common Stock in the future, or as to the amount of any such offerings or sales.

Limited Term

     The term of the Trust will expire on or shortly after the Exchange Date, unless the Trust is dissolved earlier under certain limited circumstances described herein. On or shortly after the Exchange Date, the Trust will distribute the Reference Property and/or cash received by the Trust pursuant to the Contract and other assets held by the Trust (net of unpaid Trust expenses, if any) pro rata to the Holders and dissolve shortly thereafter. If the Company or any Company Successor is the subject of an Acceleration Event or a Default shall have occurred with respect to the Contracting Stockholder, the Trust's assets (other than assets received pursuant to the Contract) will be liquidated, the assets of the Trust (net of unpaid Trust expenses, if any) will be distributed pro rata to the Holders and the term of the Trust will expire.

Non-diversified Portfolio

     The Trust's assets will consist almost entirely of the Contract and the U.S. Treasury Securities. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

Comparison to Other Equity Securities; Relationship to BCD Common Stock

     The terms of the HITS are similar to those of ordinary equity securities in that the value of the Reference Property (or, if the Contracting Stockholder elects to exercise the Cash Settlement Option, the amount of cash or combination of cash and Reference Property) that a Holder will receive on or shortly after the Exchange Date is not fixed, but is based on the Reference Property Value. See "Investment Objective and Policies--General" and "--The Contract". There can be no assurance that such amount receivable by Holders will be equal to or greater than the issue price paid for the HITS. If the Reference Property Value is less than the initial price, such amount receivable will be less than the issue price paid for the HITS, in which case an investment in the HITS will result in a loss. Accordingly, a Holder assumes the risk that the market value of the BCD Common Stock may decline, and that such decline could be substantial. Reference is made to the accompanying Company Prospectus[, including the information under the caption "Risk Factors" therein].


     The trading prices of the HITS in the secondary market will be affected by the trading prices of the BCD Common Stock in the secondary market. It is impossible to predict whether the price of BCD Common Stock will rise or fall. Trading prices of BCD Common Stock will be influenced by the Company's financial condition, results of operations and prospects, by complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the BCD Common Stock is traded and the market segment of which the Company is a part and by sales of substantial amounts of BCD Common Stock in the market subsequent to the Offering or the perception that such sales could occur.

     Any market that develops for the HITS is likely to influence and be influenced by the market for the BCD Common Stock. For example, the price of the BCD Common Stock could be depressed by investors' anticipation of the potential distribution into the market of substantial additional amounts of BCD Common Stock on or shortly after the Exchange Date, by possible sales of BCD Common Stock by investors who view HITS as a more attractive means of equity participation in BCD and by hedging or arbitrage trading activity that may develop involving the HITS and the BCD Common Stock.

Limitations on Opportunity for Equity Appreciation; Potential Losses

     The opportunity for equity appreciation afforded by an
investment in the HITS is less than the opportunity for equity appreciation afforded by a direct investment in the BCD Common Stock because the amount receivable by a Holder of a HITS upon exchange will only exceed the issue price of such HITS if the Reference Property Value exceeds the Threshold
Appreciation Price (which represents an appreciation of    % over the Initial
Price).  Moreover, each HITS will entitle the Holder to receive only       %
(the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of the Reference Property above the Threshold Appreciation Price. See "Investment Objective and Policies--The Contract". Therefore, the HITS may trade below the value of the Common Stock if the Common Stock appreciates in value. Because the value of the Reference Property is subject to market fluctuations, the value of the Reference Property (or, if the Contracting Stockholder elects to exercise the Cash Settlement Option, the amount of cash) received by the Trust immediately prior to the Exchange Date, determined as described herein, may be more or less than the issue price paid for the HITS.

     If the Contracting Stockholder elects to exercise the Cash
Settlement Option, the amount of cash delivered to the Trust (and therefore distributed to Holders) will be determined with respect to any Reference Property consisting of Reference Securities on the basis of the average of the Closing Price of such Reference Securities over the 20 Trading Days immediately prior to the second Trading Day prior to the Exchange Date. The price of the BCD Common Stock (or other Reference Securities) is subject to market fluctuations and, as a result, the amount of cash distributed on or shortly after the Exchange Date in respect of each HITS may be more or less than the market price on the Exchange Date of the BCD Common Stock (or other Reference Securities) that a holder would otherwise have been entitled to receive. See "Investment Objective and Policies--The Contract".

No Stockholder Rights

     Holders of the HITS will not be entitled to any rights with respect to the Reference Property (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect of any Reference Security) unless and until such time, if any, as the Trust shall have delivered the Reference Property in exchange for HITS on or shortly after the Exchange Date or upon earlier dissolution of the Trust, and unless the applicable record date, if any, for the exercise of such rights occurs after such delivery.

     The Contracting Stockholder is not responsible for the determination or calculation of the amount receivable by Holders in respect of the HITS. The Contract between the Trust and the Contracting Stockholder is a commercial transaction and does not create any rights in or for the benefit of any third party, including any Holder.

No Affiliation Between the Trust and the Company

     The Trust is not affiliated with the Company and, although the Trust has no knowledge that any of the events described under "--Reference Property Adjustments" above not heretofore publicly disclosed by the Company are currently being contemplated by the Company or of any event that would have a material adverse effect on the Company or on the price of the BCD Common Stock, such events are beyond the Trust's ability to control and are difficult to predict.

     The Company has no obligations with respect to the HITS, including any obligation to take the needs of the Trust or of Holders into consideration for any reason. The Company will not receive any of the proceeds of the Offering and is not responsible for and has not participated in the determination or calculation of the amount receivable by Holders on the Exchange Date. The Company is not involved with the administration or trading of the HITS and has no obligations with respect to the amount receivable by Holders on the Exchange Date.

Risk Relating to Bankruptcy of the Contracting Stockholder

     The Trust believes that the Contract will constitute a "securities contract" for purposes of Title 11 of the United States Code (the "Bankruptcy Code"), performance of which would not be subject to the automatic stay provisions of the Bankruptcy Code in the event of bankruptcy of the Contracting Stockholder. It is, however, possible that the Contract will be determined not to qualify as a "securities contract" for this purpose, in which case the bankruptcy of the Contracting Stockholder may cause a delay in settlement of the Contract, or otherwise subject the Contract to the bankruptcy proceedings, which could adversely affect the time of exchange and, as a result, the amount received by the Holders in respect of the HITS.


                            DESCRIPTION OF THE HITS

     Each HITS represents a proportionate share of beneficial
interest in the Trust, and a total of              HITS will be issued in the
Offering, assuming no exercise of the Underwriters' over-allotment option. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. HITS have no preemptive, redemption or conversion rights. The HITS, when issued and outstanding, will be fully paid and nonassessable undivided beneficial interests in the assets of the Trust.

     Holders are entitled to one vote for each HITS held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trust Agreement provides that any investment company or group of affiliated investment companies that hold HITS in excess of the limitations described under "Underwriting--Investment Restrictions" will vote such HITS in proportion to the votes of all other Holders. The Trust intends to hold annual meetings as required by the rules of [
   ]. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding HITS, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the HITS or to vote on other matters upon the written request of the record Holders of 51% of the HITS (unless substantially the same matter was voted on during the preceding 12 months).

Book-entry System

     The HITS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of a nominee of the Depositary.

     The Depositary has advised the Trust and the Underwriters as follows: The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

     Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective HITS represented by such Global Security to the accounts of participants. The accounts to be credited will be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

     So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the HITS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the HITS registered in their names and will not receive or be entitled to receive physical delivery of the HITS in definitive form and will not be considered the owners or Holders thereof.

     Payment of Reference Property or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, HITS registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Administrator, the Paying Agent or the Custodian for the HITS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

     The Trust expects that the Depositary, upon receipt of any payment in respect of a Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name", and will be the responsibility of such participants.

     A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue HITS in definitive registered form in exchange for the Global Security representing such HITS. In addition, the Trust may at any time and in its sole discretion determine not to have any HITS represented by one or more Global Securities and, in such extent, will issue HITS in definitive form in exchange for all of the Global Securities representing the HITS. Further, if the Trust so specifies with respect to the HITS, an owner of a beneficial interest in a Global Security representing HITS may, on terms acceptable to the Trust and the Depositary for such Global Security, receive HITS in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of HITS represented by such Global Security equal in number to that represented by such beneficial interest and to have such HITS registered in its name.


                                   TRUSTEES

     The Trustees of the Trust consist of three individuals, none of whom is an "interested person" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

The Trustees of the Trust are:

                                                                         Principal Occupation During
Name, Age and Address                                   Title                  Past Five Years
---------------------                             -----------------      ---------------------------
Donald J.  Puglisi, 51........................     Managing Trustee          Professor of Finance
 Department of Finance                                                      University of Delaware
 University of Delaware
 Newark, DE 19716
William R.  Latham, I, 52.....................         Trustee              Professor of Economics
 Department of Economics                                                    University of Delaware
 University of Delaware
 Newark, DE 19716
James B.  O'Neill, 57.........................         Trustee              Professor of Economics
 Center for Economic Education                                              University of Delaware
 & Entrepreneurship
 University of Delaware
 Newark, DE 19716


Compensation of Trustees

     Each unaffiliated Trustee will be paid by the Contracting Stockholder, in respect of its annual fee and anticipated out-of-pocket expenses, a one-time, up-front fee of $10,800. The Trust's Managing Trustee will also receive an additional up-front fee of $3,600 for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.


                          MANAGEMENT ARRANGEMENTS

Portfolio Management and Administration

     The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Trustees of the Trust will authorize the purchase of the Contract and the U.S. Treasury Securities as directed by the Trust Agreement. It is a fundamental policy of the Trust that the Contract may not be disposed of during the term of the Trust and that, unless the Trust dissolves prior to the Exchange Date due to the occurrence of an Acceleration Event with respect to the Company or any Company Successor or a Default by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

     The Contracting Stockholder will pay all expenses incurred in the operation of the Trust, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Custodian (as defined herein) and the Paying Agent (as defined herein), expenses of registering the HITS under Federal and state securities laws, Commission fees, fees and expenses of Trustees, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Trust. See "--Estimated Expenses".

Administrator

     The day-to-day affairs of the Trust will be managed by [
          ], as trust administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on the HITS as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of Holders. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contract as described under "Investment Objective and Policies--The Contract--Reorganization Events Causing a Dissolution of the Trust" and "--Collateral Arrangements; Acceleration" or the settlement of the Contract on the Business Day immediately preceding the Exchange Date).

     The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days prior written notice, except that no termination will become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

     Except for its roles as Administrator, Custodian, Paying Agent, registrar and transfer agent of the Trust, and except for its role as Collateral Agent under the Security and Pledge Agreement, [
] has no other affiliation with, and is not engaged in any other transactions with, the Trust.

     The address of the Administrator is [                        ].

Custodian

     The Trust's custodian (the "Custodian") is [
  ] pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as Collateral Agent under the Security and Pledge Agreement and will hold a perfected security interest in the Reference Property and U.S. Government obligations or other assets pledged thereunder.

Paying Agent

     The transfer agent, registrar and paying agent (the "Paying
Agent") for the HITS is [                  ] pursuant to a paying agent
agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

Indemnification

     The Trust will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. Montgomery Securities has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian. Montgomery Securities will in turn be reimbursed by the Contracting Stockholder for all such reimbursements paid by it.

Estimated Expenses

     At the closing of the Offering the Contracting Stockholder will pay to each of the Administrator, the Custodian and the Paying Agent a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated ongoing expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by [the Contracting Stockholder] include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, HITS certificates and Holder reports and stock exchange fees. Organization costs of the Trust in
the amount of $       and estimated costs of the Trust in connection with the
initial registration and public offering of the HITS in the amount of
approximately $         will be paid by the Contracting Stockholder.

     The amount payable to the Administrator in respect of the anticipated ongoing expenses of the Trust was determined based on expense estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. Any unanticipated expenses will be paid by Montgomery Securities. Montgomery Securities will be reimbursed by the Contracting Stockholder for all fees and expenses of the Trust paid by it.


                          DIVIDENDS AND DISTRIBUTIONS

     The Trust intends to distribute to Holders on a quarterly basis the proceeds of the U.S. Treasury Securities held by the Trust, net of any Trust expenses. The first distribution, in respect of the period from
, 1997 until August 14, 1997, will be made on August 15, 1997 to Holders of
record as of August 1, 1997, and will equal $      per HITS.  Thereafter,
distributions will be made on February 15, May 15, August 15 and November 15 of each year to Holders of record as of each February 1, May 1, August 1 and November 1, respectively. Upon dissolution of the Trust as described in "Investment Objective and Policies--Trust Dissolution", each Holder will share pro rata in any remaining net assets of the Trust.


                                NET ASSET VALUE

     The net asset value of the HITS will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of HITS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trust under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contract will be valued at the mean of the bid prices received by the Trust from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.


            CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is based on the opinion of Davis Polk & Wardwell, special tax counsel to the Trust ("Counsel"), as to certain of the material United States federal income tax consequences that may be relevant to the ownership of a HITS. This general discussion addresses only initial Holders who purchase the HITS at the Price to Public appearing on the cover of this Prospectus, and who hold the HITS as capital assets within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion set forth below does not address all of the tax consequences that may be relevant to a Holder in light of its particular circumstances or to Holders subject to special treatment under federal income tax laws (e.g., certain financial institutions, tax-exempt organizations, dealers in options or securities, or persons who hold a HITS as a part of a hedging transaction or straddle or as part of a "conversion transaction" or a "synthetic security" or other integrated transaction).
It also does not discuss the tax consequences of the ownership of the BCD Common Stock. [Prospective purchasers of HITS are urged to review the discussion under ["Taxation"] in the accompanying Company Prospectus concerning the federal tax consequences of an investment in the BCD Common
Stock, which is based upon the opinion of [    ],  counsel to the Company.]

     The summary set forth below is based on the Code, administrative pronouncements, judicial decisions and existing and proposed Treasury Regulations, changes to any of which subsequent to the date of this Prospectus may affect the tax consequences described herein. No ruling has been requested from the Internal Revenue Service ("IRS") with respect to the HITS and Counsel has advised that, because of the lack of statutory, judicial or administrative authority on point, there are uncertainties regarding the United States federal income tax consequences of an investment in the HITS. Accordingly, prospective purchasers are urged to consult their tax advisors regarding the United States federal income tax consequences of an investment in the HITS and with respect to any tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

     As used herein, the term "United States Holder" means a Holder that is, for United States federal income tax purposes, (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source. The term "Non-U.S. Holder" means a Holder that is not a United States Holder.

     Tax Status of the Trust

     The Trust will be treated as a grantor trust for federal income tax purposes, and income received by the Trust will be treated as income of the Holders in the manner set forth below.

     Tax Consequences to United States Holders

     Tax Basis of the U.S. Treasury Securities and the Contracts.
Each Holder will be considered the owner of its pro rata portion of the stripped U.S. Treasury Securities and the Contract in the Trust under the grantor trust rules of Sections 671-679 of the Code. The cost to the Holder of its HITS will be allocated among the Holder's pro rata portion of the U.S. Treasury Securities and the Contract (in proportion to the fair market values thereof on the date on which the Holder acquires its HITS) in order to determine the Holder's tax bases. It is currently anticipated that __% and __% of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury Securities and as payment under the Contract, respectively.

     Recognition of Original Issue Discount on the U.S. Treasury
Securities. The U.S. Treasury Securities in the Trust will consist of stripped U.S. Treasury Securities. A Holder will be required to treat its pro rata portion of each U.S. Treasury Security in the Trust as a bond that was originally issued on the date the Holder purchased its HITS and at an original issue discount equal to the excess of the Holder's pro rata portion of the amounts payable on such U.S. Treasury Security over the Holder's tax basis therefor as discussed above. The Holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term U.S. Treasury Securities, as defined herein) in income for federal income tax purposes as it accrues, in accordance with a constant yield method. The return on any short-term U.S. Treasury Security (i.e., any U.S. Treasury Security with a maturity of one year or less from the date it is purchased) held by the Trust will also be required to be included in income by the Holders as it is accrued. Unless a Holder elects to accrue the return on a short-term U.S. Treasury Security according to a constant yield method, such original issue discount will be accrued on a straight-line basis. The Holder's tax basis in a U.S. Treasury Security will be increased by the amount of any original issue discount included in income by the Holder with respect to such U.S. Treasury Security.

     Treatment of the Contract. Each Holder will be treated as having entered into a pro rata portion of the Contract and, at the Exchange Date, as having received a pro rata portion of the Reference Property delivered to the Trust. A Holder will not recognize income, gain or loss upon entry into the Contract. In the opinion of Counsel, a Holder will not recognize income with respect to the Contract prior to its settlement, although the matter is not entirely free from doubt.

     Sale or Exchange of HITS Prior to Settlement.  Prior to the
Exchange Date, upon the sale or exchange of a HITS, a Holder will recognize taxable gain or loss equal to the difference between the amount realized on the sale or exchange and such Holder's adjusted tax basis in the HITS. In Counsel's opinion, although the matter is not entirely free from doubt, any such gain or loss will generally be long-term capital gain or loss, as the case may be, if at the time the HITS has been held for more than one year.

     Upon Settlement. In Counsel's opinion, on settlement of the HITS a Holder will not recognize any gain or loss with respect to any Reference Property other than cash received with respect to the Contract, although the matter is not entirely free from doubt. The Holder will have an adjusted tax basis in such Reference Property equal to the pro rata portion of the Holder's adjusted tax basis in the Contract allocable to such Reference Property. The allocation of adjusted tax basis in the HITS between cash received, if any, and other Reference Property received should be based on the relative fair market value, as of settlement, of the cash and the other Reference Property. The Holder's holding period for any Reference Property received upon settlement will start on the day after the Exchange Date.

     With respect to any cash received upon settlement, a Holder will recognize gain or loss, as the case may be, to the extent that the amount of such cash received differs from the pro rata portion of the Holder's adjusted tax basis in the Contract allocable to the cash received. Counsel generally is of the opinion that the character of this gain or loss will be capital rather than ordinary, although the matter is not entirely free from doubt.

     Possible Alternative Tax Treatments of an Investment in the
HITS. It is possible that the IRS would seek to impose tax consequences on Holders different from those described above. The IRS may contend, for example, that Holders should include imputed interest income over the term of the Contract. Also the IRS conceivably could argue that settlement of the Contract is a taxable event and that gain realized on sale or exchange of a HITS is ordinary rather than capital. Although Counsel is of the opinion that such suggestions would not prevail, opinions of Counsel are not binding on the IRS or the courts, and the matter is not free from doubt due to the lack of authority directly on point.

Tax Consequences to Non-U.S. Holders

     Subject to the discussion below concerning backup withholding and income that is effectively connected with a trade or business of a Non-U.S. Holder in the United States, under present United States federal income tax law:

     (a) payments of principal and interest (including any original issue discount) on a Non-U.S. Holder's pro rata portion of any U.S. Treasury Security will not be subject to United States federal withholding tax provided that, in the case of interest, the statement requirement set forth in Section 871(h) or Section 881(c) of the Code has been fulfilled with respect to the beneficial owner, as discussed below; and

     (b) any gain realized by a Non-U.S. Holder on the sale of its HITS will not be subject to U.S. federal income tax provided that, in the case of a Non-U.S. Holder who is a non-resident alien individual, such Holder is not present in the United States for 183 days or more during the taxable year of the sale.

     Sections 871(h) and 881(c) of the Code require that, in order to obtain the portfolio interest exemption from withholding tax described in paragraph (a) above, either the beneficial owner of the HITS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the HITS on behalf of such beneficial owner, file a statement with the Trust to the effect that the beneficial owner of the HITS is not a United States Holder. Under temporary United States Treasury Regulations, such requirement will be fulfilled if the beneficial owner of HITS certifies on IRS Form W-8 (or a successor form), under penalties of perjury, that it is not a United States Holder and provides its name and address, and any Financial Institution holding the HITS on behalf of the beneficial owner files a statement with the Trust to the effect that it has received such a statement from the Holder (and furnishes the Trust with a copy thereof).

     If any interest (including any original issue discount) or gain realized by a Non-U.S. Holder is effectively connected with the Holder's trade or business in the United States, such interest or gain will be subject to regular U.S. federal income tax in the same manner as if the Non-U.S. Holder were a U.S. Holder. See "Tax Consequences to United States Holders" above.
In lieu of the certificate described in the preceding paragraph, such a Non-United States Holder will be required to provide to the Trust a properly executed IRS Form 4224 (or a successor form) in order to claim an exemption from withholding tax. In addition, if such Non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such Holder in determining such Holder's U.S. branch profits tax liability.

Backup Withholding and Information Reporting

     A Holder of a HITS may be subject to information reporting and to backup withholding at a rate of 31 percent of the amounts paid to the Holder, unless such Holder provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules. The amounts withheld under the backup withholding rules are not an additional tax and may be refunded, or credited against the Holder's United States federal income tax liability, provided the required information is furnished to the IRS.


                               UNDERWRITING

     Each of the underwriters named below (the "Underwriters") has severally agreed, subject to the terms and conditions set forth in an underwriting agreement (the "Underwriting Agreement") among the Company, the Trust, the Contracting Stockholder and the Underwriters, to purchase from the Trust the number of HITS indicated below opposite their respective names at the public offering price set forth on the cover page of this Prospectus. The Underwriting Agreement provides that the obligations of the Underwriters are subject to certain conditions precedent and that the Underwriters are committed to purchase all of such HITS, if any are purchased.


Underwriter                                   Number of HITS
----------                                    --------------
Montgomery Securities....................



                                                  -------
      Total..............................
                                                  =======




     The Underwriters have advised the Trust that they initially propose to offer the HITS to the public on the terms set forth on the cover page of this Prospectus. The Underwriters may allow to selected dealers a
concession of not more than $      per share, and the Underwriters may allow,
and such dealers may reallow, a concession of not more than $       per share
to certain other dealers. After the public offering, the offering price and other selling terms may be changed by the Underwriters. The HITS are offered subject to receipt and acceptance by the Underwriters and to certain other conditions, including the right to reject orders in whole or in part. The Underwriters may offer the HITS through a selling group.

     The Trust has granted an option to the Underwriters,
exercisable during the 30-day period after the date of this Prospectus, to
purchase up to a maximum of           additional HITS to cover
over-allotments, if any, at the same price per HITS as the initial
HITS to be purchased by the Underwriters. To the extent the Underwriters exercise this option, each of the Underwriters will be committed, subject to certain conditions, to purchase such additional HITS in the same proportion as set forth in the above table. The Underwriters may purchase such HITS only to cover overallotments made in connection with the Offering.

     The Contracting Stockholder has agreed not to (i) offer, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, or otherwise transfer or dispose of, directly or indirectly, any shares of BCD Common Stock or any securities convertible into or exercisable or exchangeable for BCD Common Stock (whether such shares or any such securities are now owned by such party or hereafter acquired) or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, the economic consequences of ownership of the BCD Common Stock, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of BCD Common Stock or other securities, in cash or otherwise, for a period of 90 days after the date of this Prospectus without the prior written consent of Montgomery Securities. Montgomery Securities may, in its sole discretion and at any time without notice, release all or any portion of the securities subject to this lock-up agreement.

     The Underwriting Agreement provides that the Company and the Contracting Stockholder will indemnify the Underwriters against certain liabilities under the Securities Act, or will contribute to payments the Underwriters may be required to make in respect thereof.

     In connection with the creation of the Trust, Montgomery
Securities subscribed for and purchased an aggregate of       HITS for an
aggregate purchase price of $100,000. Under the Contract, the Contracting Stockholder will be obligated to deliver to the Trust on the Business Day immediately preceding the Exchange Date a number or amount of each type of Reference Property (or, in certain circumstances, cash, or a combination of cash and Reference Property, with an equal value) in respect of such HITS on the same terms as the HITS offered hereby.


     In connection with the Offering, the Underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the HITS or the BCD Common Stock. Specifically, the Underwriters may overallot the Offering, creating a syndicate short position. In addition, the Underwriters may bid for, and purchase, HITS or shares of BCD Common Stock in the open market to cover syndicate shorts or to stabilize the price of the HITS or the BCD Common Stock. Finally, the underwriting syndicate may reclaim selling concessions allowed for distribution the HITS in the Offering if the syndicate repurchases previously distributed HITS in syndicate covering transactions, in stabilization transactions or otherwise. Any of these activities may stabilize or maintain the market price of the HITS or the BCD Common Stock above independent market levels. The Underwriters are not required to engage in these activities, and may end any of these activities at any time.

     Certain of the Underwriters render investment banking and other financial services to the Company and the Contracting Stockholder from time to time.

Investment Restrictions

     The Investment Company Act limits all investment companies
(including foreign investment companies) in their acquisition of voting stock of an investment company such as the Trust. Accordingly, an investment company may acquire no more than 3% of the outstanding HITS, and any group of affiliated investment companies may acquire no more than 10% of the outstanding HITS. Montgomery Securities has applied to the Commission to permit investment companies and groups of affiliated investment companies to acquire HITS in excess of these limitations, but no assurance can be given that this relief will be granted.


                                 LEGAL MATTERS

     Certain legal matters will be passed upon for the Trust and for the Underwriters by their counsel, Davis Polk & Wardwell, New York, New York. Certain matters of Delaware law will be passed upon for the Trust by Richards, Layton & Finger, Wilmington, Delaware.


                                    EXPERTS

     The statement of assets, liabilities and capital included in
this Prospectus has been audited by [             ], independent auditors, as
stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.


                            ADDITIONAL INFORMATION

     The Trust has filed with the Commission, Washington D.C.
20549, a Registration Statement under the Securities Act with respect to the HITS offered hereby. Further information concerning the HITS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. 20549, and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. The Commission maintains a Web site at http://www.sec.gov containing reports, proxy and information statements and other information regarding registrants, such as the Trust, that file electronically with the Commission.


                         INDEPENDENT AUDITORS' REPORT

     To the Board of Trustees and Shareholders of BCD HITS Trust:

     We have audited the accompanying statement of assets,
liabilities and capital of BCD HITS Trust as of                , 1997.  This
financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

     In our opinion, the financial statement referred to above
presents fairly, in all material respects, the financial position of BCD HITS
Trust, as of            , 1997 in conformity with generally accepted
accounting principles.

[                    ]

New York, New York
                  , 1997






                 STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                                                      , 1997



Assets
 Cash...........................................................   $100,000
                                                                   --------
   Total Assets.................................................   $100,000
                                                                   ========
Liabilities
   Total Liabilities............................................   $      0
                                                                   ========

Net Assets......................................................   $100,000
                                                                   ========

Capital
 HITS, par value $.10 per HITS; 1 HITS issued and outstanding
   (Note 3).....................................................   $100,000
                                                                   ========



----------
(1) The Trust was created as a Delaware business trust on April 4, 1997 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid by the Contracting Stockholder.

(2) Offering expenses will be payable upon completion of the Offering and also will be paid by the Contracting Stockholder.

(3) On             , 1997, the Trust issued one HITS to Montgomery Securities in consideration for the purchase price of $100,000.

    The Amended and Restated Trust Agreement provides that prior to the Offering, the Trust will split the outstanding HITS to be effected on the date that the price and underwriting discount of the HITS being offered to the public is determined, but prior to the sale of the HITS to the Underwriters. The one outstanding HITS will be split into the smallest whole number of HITS that would result in the per HITS amount recorded as shareholders' equity, after effecting the split, not exceeding the public offering price per HITS.




======================================================    ===============================

 No dealer, sales representative or any other person
has been authorized to give any information or to
make any representations in connection with this
offering other than those contained in this Prospectus
and, if given or made, such information or
representations must not be relied upon as having
been authorized by the Trust or any of the
Underwriters.  This Prospectus does not constitute an                      HITS(SM)
offer to sell or a solicitation of an offer to buy any
securities other than the HITS to which it relates or                 BCD HITS Trust
an offer to, or a solicitation of, any person in any
jurisdiction where such an offer or solicitation would           Subject to Exchange for
be unlawful.  Neither the delivery of this Prospectus                Common Shares of
nor any sale made hereunder shall, under any
circumstances, create an implication that there has                    [(BCD) Logo]
been no change in the affairs of the Trust or that
information contained herein is correct as of any time                   or Cash
subsequent to the date hereof.

          -----------------
          TABLE OF CONTENTS
          -----------------                                          ----------------
                                                                        PROSPECTUS
                               Page                                  ----------------
                               ----
Prospectus Summary................5
Fee Table........................11
The Trust........................11
Use of Proceeds..................12
Investment Objective Policies....12
Investment Restrictions..........22
Risk Factors.....................23
Description of the HITS..........26
Trustees.........................28
Management Arrangements..........29                               Montgomery Securities
Dividends and Distributions......30
Net Asset Value..................31
Certain United States Federal
 Income Tax Considerations.......31                                       , 1997
Underwriting.....................34
Legal Matters....................35
Experts..........................35
Additional Information...........36
Independent Auditors' Report.....37
Statement of Assets,
  Liabilities and Capital........38

         ----------------

Until              , 1997 (25 days after the              (SM) Service Mark of Montgomery
commencement of the Offering), all dealers effecting             Securities
transaction in the HITS, whether or not participating
in this distribution, may be required to deliver a
Prospectus.  This is in addition to the obligation of
dealers to deliver a Prospectus when acting as
Underwriters and with respect to their unsold
allotments or subscriptions.

======================================================    ===============================




                                  PART C
                             OTHER INFORMATION


Item 24. Financial Statements and Exhibits

1. Financial Statements

   Part A -  Independent Auditors' Report
             Statement of Assets, Liabilities and Capital as of
                     , 1997
   Part B - None

2. Exhibits

   (a) (1) Trust Agreement
       (2) Certificate of Trust
       (3) Restated Certificate of Trust *
       (4) Amended and Restated Trust Agreement *
   (b) Not applicable
   (c) Not applicable
   (d) (1) Form of specimen certificate for HITS*
       (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of holders of HITS*
   (e) Not applicable
   (f) Not applicable
   (g) Not applicable
   (h) Form of Underwriting Agreement*
   (i) Not applicable
   (j) Form of Custodian Agreement *
   (k) (1) Form of Paying Agent Agreement*
       (2) Form of Forward Purchase Contract*
       (3) Form of Administration Agreement *
       (4) Form of Security and Pledge Agreement*
       (5) Form of Fund Expense Agreement*
       (6) Form of Fund Indemnity Agreement*
   (l) Opinion and Consent of Richards, Layton & Finger, counsel to the Trust*
   (m) Not applicable
   (n) (1) Consent of __________, independent auditors for the Trust*
       (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
   (o) Not applicable
   (p) Form of Subscription Agreement*
   (q) Not applicable
   (r) Financial Data Schedule*

-----------
*  To be filed by amendment.



Item 25. Marketing Arrangements

   See Exhibit (h) to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution

   The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees                                    *
Listing fee                                              *
Printing (other than certificates)                       *
Engraving and printing certificates                      *
Fees and expenses of qualifications under state
  securities laws (including fees of counsel)            *
Accounting fees and expenses                             *
Legal fees and expenses                                  *
NASD fees                                                *
Miscellaneous                                            *
   Total                                                 *

-----------
*  To be furnished by amendment.



Item 27. Person Controlled by or under Common Control with Registrant

     The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.

Item 28. Number of Holders of Securities

     There will be one record holder of the HITS as of the effective date of this Registration Statement.

Item 29. Indemnification

     [Certain agreements to be specified] provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

     The Trust is internally managed and does not have an investment adviser.

Item 31. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant (Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716) and its paying agent ( ).

Item 32. Management Services

     Not applicable.

Item 33. Undertakings

     (a) The Registrant hereby undertakes to suspend the offering of the HITS covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.



                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 8th day of April, 1997.


                                    BCD HITS TRUST



                                    By:  /s/ Donald J. Puglisi
                                         ----------------------
                                         Name:  Donald J. Puglisi
                                         Title: Trustee


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


         Name                         Title                         Date
         ----                         -----                         ----
                          Principal Executive Officer,          April 8, 1997
/s/ Donald J. Puglisi     Principal Financial Officer,
---------------------     Principal Accounting Officer, and
Donald J. Puglisi         Trustee



                                                               Exhibit (a) (1)





                       TRUST AGREEMENT OF BCD HITS TRUST

     TRUST AGREEMENT, dated as of April 4, 1997 among Montgomery
Securities, as Depositor, and Donald J. Puglisi, as Trustee. The Depositor and the Trustee hereby agree as follows:

     1. The Trust created hereby shall be known as "BCD HITS Trust", in which name the Trustee may conduct the business of the Trust, make and execute contracts, and sue and be sued.

     2. The Depositor hereby assigns, transfers, conveys and sets over to the Trustee the sum of $1. The Trustee hereby acknowledges receipt of such amount in trust from the Depositor, which amount shall constitute the initial trust estate. The Trustee hereby declares that it will hold the trust estate in trust for the Depositor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. Section 3801, et seq. and that this document constitute the governing instrument of the Trust. The Trustee is hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in such form as the Trustee shall approve.

     3. The Depositor and the Trustee will enter into an Amended and Restated Trust Agreement, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such Amended and Restated Trust Agreement, the Trustee shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consents or approvals required by applicable law or otherwise.

     4. The Depositor and the Trustee hereby authorize and direct the Trustee (i) to file with the Securities and Exchange Commission (the "Commission") and to execute, on behalf of the Trust, (a) a Registration Statement, including pre-effective or post-effective amendments to such Registration Statement, relating to the registration under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act"), of the HITS of the Trust and (b) any preliminary prospectus or prospectus or supplement thereto relating to the HITS required to be filed under the 1933 Act or the 1940 Act; (ii) to file with any national securities exchange or automated quotation system and execute on behalf of the Trust a listing application and all other applications, statements, certificates, agreements and other instruments as shall be necessary or desirable to cause the HITS to be listed on such exchange or quotation system; and (iii) to file and execute on behalf of the Trust such applications, reports, surety bonds, irrevocable consents, appointments of attorney for service of process and other papers and documents as shall be necessary or desirable to register the HITS under the securities or "Blue Sky" laws of such jurisdictions as the Trustee, on behalf of the Trust, may deem necessary or desirable.

     5. The number of trustees of the Trust initially shall be one and thereafter the number of trustees of the Trust shall be such number as shall be fixed from time to time by a written instrument signed by the Depositor which may increase or decrease the number of trustees of the Trust. Subject to the foregoing, the Depositor is entitled to appoint or remove without cause any trustee of the Trust at any time. Any trustee of the Trust may resign upon thirty days' prior notice to the Depositor.

     6. This Trust Agreement may be executed in one or more counterparts.

     7. All laws or rules of construction of the State of Delaware, without regard to principles of conflict of laws, shall govern the rights of the parties hereto and the construction, validity and effect of the provisions hereof.

      8. The Trust will be a registered investment company under the 1940 Act.

     IN WITNESS WHEREOF, the parties hereto have caused this Trust Agreement to be duly executed by their respective officers hereunto duly authorized, as of the day and year first above written.


                                    DEPOSITOR:

                                    Montgomery Securities,
                                    as Depositor


                                    By:  /s/ Michael Yagemann
                                         --------------------
                                         Name:  Michael Yagemann
                                         Title: Managing Director



                                    TRUSTEE:


                                         /s/ Donald J. Puglisi
                                         ---------------------
                                         Donald J. Puglisi,
                                         as Trustee


                                                               Exhibit (a) (2)


                    CERTIFICATE OF TRUST OF BCD HITS TRUST

     This Certificate of Trust of BCD HITS Trust (the "Trust"), dated April 4, 1997, is being duly executed and filed by Donald J. Puglisi, as trustee, to form a business trust under the Delaware Business Trust Act (12 Del. C. Section 3801, et seq.).

     1. Name.  The name of the business trust formed hereby is BCD
HITS Trust.

     2. Registered Office; Registered Agent. The business address of the registered office of the Trust in the State of Delaware is Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716. The name of the Trust's registered agent at such address is Donald J. Puglisi.

     3. Effective Date. This Certificate of Trust shall be effective upon the date and time of filing.

     4. Investment Company Act of 1940. The Trust will be a registered investment company under the Investment Company Act of 1940, as amended.

     IN WITNESS WHEREOF, the undersigned, being the sole trustee of the Trust, has executed this Certificate of Trust as of the date first above-written.




                                     /s/ Donald J. Puglisi
                                     ---------------------
                                     Donald J. Puglisi, as Sole Trustee